Business combinations - Schedule of assets and liabilities assumed (Details) - USD ($) $ in Thousands	Dec. 23, 2017	Jun. 30, 2020	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Book value
Cash and cash equivalents		$ 36,410	$ 63,842	$ 35,245	$ 28,495
Property, plant and equipment		562	518	649	953
Intangible assets		11,920	13,120	13,915	20,958
Fair value
Goodwill		$ 2,236	$ 2,392	$ 2,380	$ 3,513	$ 836
Discuva Limited
Fair value adjustment
Assumed contingent liabilities	$ (1,961)
Deferred tax liabilities	(2,427)
Book and fair value of identifiable net assets	9,887
Goodwill	2,427
Total consideration	12,314
Fair value
Cash and cash equivalents	1,761
Property, plant and equipment	440
Trade and other receivables	1,510
Trade and other payables	(2,080)
Assumed contingent liabilities	(1,961)
Deferred tax liabilities	(2,427)
Book and fair value of identifiable net assets	12,412
Goodwill	2,427
Total consideration	14,839
Discuva Limited | Option over non-financial assets
Fair value
Intangibles assets	894
Discuva Limited | Software licenses | Discuva platform acquired
Fair value adjustment
Intangible assets	14,275
Fair value
Intangibles assets	14,275
Discuva Limited | Discuva Limited
Book value
Cash and cash equivalents	1,761
Property, plant and equipment	440
Trade and other receivables	1,510
Trade and other payables	(2,080)
Book and fair value of identifiable net assets	2,525
Discuva Limited | Discuva Limited | Option over non-financial assets
Book value
Intangible assets	$ 894